Fair Value of Financial Assets and Liabilities - Summary of Estimated Fair Value and Carrying Amount of Financial Instruments Measured on Recurring Basis (Detail) (USD $)
In Millions, unless otherwise specified
	Dec. 31, 2013	Dec. 31, 2012
Liabilities:
Short-term debt	$ (40)	$ (307)
Long-term debt	(3,281)	(3,185)
Carrying amount [Member] | Level II [Member]
Assets:
Other financial assets	18	18
Derivative instruments-assets	1	1
Liabilities:
Short-term debt	(31)	(42)
Long-term debt		(608)
Other long-term debt	(157)	(245)
Derivative instruments-liabilities	(6)	(2)
Carrying amount [Member] | Level I [Member]
Liabilities:
Short-term debt	(9)	(265)
Long-term debt	(3,124)	(2,332)
Estimated fair value [Member] | Level II [Member]
Assets:
Other financial assets	18	18
Derivative instruments-assets	1	1
Liabilities:
Short-term debt	(31)	(42)
Long-term debt		(635)
Other long-term debt	(157)	(245)
Derivative instruments-liabilities	(6)	(2)
Estimated fair value [Member] | Level I [Member]
Liabilities:
Short-term debt	(9)	(267)
Long-term debt	$ (3,181)	$ (2,453)